Debt, Capital Lease Obligations and Other Financing Arrangements - Additional Information (Detail)		12 Months Ended
	Jun. 23, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Senior notes	$ 5,000,000,000					$ 5,000,000,000
Proceeds of debt used for cash distribution to parent	4,000,000,000
Senior notes, unamortized discount	$ 51,000,000
Deferred issuance cost recognized		$ 8,000,000
Credit facility maximum capacity		$ 1,200,000,000			€ 200,000,000
Credit facility expiration date		2020
Capital lease obligations incurred for asset acquired		$ 41,000,000	$ 263,000,000	$ 13,000,000
Capital lease obligations		319,000,000	$ 275,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility outstanding amount		0
Other Credit Facilities
Debt Instrument [Line Items]
Credit facility maximum capacity		80,000,000
Credit facility outstanding amount		$ 0